Shareholders' Equity - Movement of Capital Reserve (Detail) - Senior Notes [Member] - BRL (R$) R$ in Thousands		9 Months Ended
	Jul. 27, 2018	Sep. 30, 2018
Class of Stock [Line Items]
Restructured Senior Notes convertible into equity instruments		R$ 11,613,980
Conversion of the equity instrument into capital		(10,600,097)
Delivery of treasury shares	R$ 773,072	(773,072)
Difference in the fair value of the share price transferred to the capital reserve		529,981
Balance at Sep 30, 2018		R$ 770,792